Revenue	12 Months Ended
Dec. 31, 2023
Revenue
Revenue

20. Revenue

The following is a disaggregation of revenue categorized by commodities sold:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2022	2021

Gold
Sales revenue	$-	$-	$4,027
Derivative pricing adjustments	-	-	-
	-	-	4,027
Silver
Sales revenue	$62,419	$37,084	$27,438
Derivative pricing adjustments	687	758	(267)
	63,106	37,842	27,171
Zinc
Sales revenue	$38,421	$59,262	$5,973
Derivative pricing adjustments	325	1,280	96
	38,746	60,542	6,069
Lead
Sales revenue	$25,438	$29,731	$20,617
Derivative pricing adjustments	19	(164)	169
	25,457	29,567	20,786
Other by-products
Sales revenue	$1,044	$995	$190
Derivative pricing adjustments	196	220	(46)
	1,240	1,215	144

Total sales revenue	$127,322	$127,072	$58,245
Total derivative pricing adjustments	1,227	2,094	(48)
Gross revenue	$128,549	$129,166	$58,197
Proceeds before intended use	188	-	247
Treatment and selling costs	(39,175)	(44,150)	(13,393)
	$89,562	$85,016	$45,051

The amount of gold sales revenue recognized from deferred revenue (see Note 9) was nil during the year ended December 31, 2023 (2022 and 2021: nil and $4.0 million, respectively).

Derivative pricing adjustments represent subsequent variations in revenue recognized as an embedded derivative from contracts with customers and are accounted for as financial instruments (see Note 25).